united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 681370

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares	INVESTMENTS - 94.5%	Value
	COMMON STOCK - 93.3%
	APPAREL - 1.1%
3,280	Deckers Outdoor Corp. *	$ 195,324
8,450	Steven Madden Ltd. * +	292,032
		487,356
	BANKS - 1.0%
13,700	Synovus Financial Corp. +	445,661

	BEVERAGES - 3.3%
2,216	Anheuser-Busch InBev SA/NV - ADR +	291,205
6,136	Brown-Forman Corp. +	291,092
20,343	Davide Campari-Milano SpA	229,301
531	Heineken NV	46,731
6,060	Molson Coors Brewing Co. +	665,388
		1,523,717
	BUILDING MATERIALS - 1.0%
2,694	Martin Marietta Materials, Inc. +	482,522

	CHEMICALS - 9.2%
9,082	Agrium, Inc. +	823,647
4,350	Air Products & Chemicals, Inc. +	653,979
2,487	Axalta Coating Systems Ltd. * +	70,307
3,254	Ingevity Corp. * +	150,009
9,082	Monsanto Co. +	928,180
5,620	PPG Industries, Inc. +	580,883
2,398	Sherwin-Williams Co. +	663,431
5,000	WR Grace & Co. +	369,000
		4,239,436
	COMMERCIAL SERVICES - 1.4%
2,664	Moody's Corp. +	286,292
7,230	Total System Services, Inc. +	340,895
		627,187
	DISTRIBUTION/WHOLESALE - 0.5%
8,250	G-III Apparel Group Ltd. * +	240,488

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
3,017	MasterCard, Inc. +	307,040
8,273	SEI Investments Co. +	377,332
5,570	Visa, Inc. +	460,639
		1,145,011
	ELECTRIC - 2.7%
10,825	Black Hills Corp. +	662,706
4,615	NextEra Energy, Inc. +	564,507
		1,227,213
	ELECTRONICS - 4.3%
27,614	Johnson Controls International plc +	1,284,865
93	Mettler-Toledo International, Inc. * +	39,044
22,703	Trimble Navigation Ltd. * +	648,398
		1,972,307
	ENERGY-ALTERNATE SOURCES - 1.5%
25,948	Green Plains, Inc. +	679,838

	ENTERTAINMENT - 0.8%
2,480	Vail Resorts, Inc. +	389,062

	FOOD - 12.0%
8,835	Calavo Growers, Inc. +	578,074
8	Chocoladefabriken Lindt & Spruengli AG	547,184
42,812	Darling Ingredients, Inc. * +	578,390
11,676	Hain Celestial Group, Inc. *	415,432
25,948	Pilgrim's Pride Corp. +	548,022
14,142	Post Holdings, Inc. * +	1,091,338
35,676	Sprouts Farmers Market, Inc. * +	736,709
13,434	Tyson Foods, Inc. +	1,003,117
		5,498,266
	HEALTHCARE-PRODUCTS - 4.9%
1,907	Becton Dickinson and Co. +	342,745
4,300	Danaher Corp.	337,077
5,750	DENTSPLY SIRONA, Inc. +	341,723
2,282	IDEXX Laboratories, Inc. * +	257,250
12,980	QIAGEN NV * +	356,171
7,158	TearLab Corp. * +	4,653
2,479	Thermo Fisher Scientific, Inc. +	394,310
2,700	West Pharmaceutical Services, Inc.	201,150
		2,235,079

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	INSURANCE - 1.9%
5,090	American International Group, Inc. +	$ 302,041
9,870	Hartford Financial Services Group Inc/The +	422,633
2,616	WR Berkley Corp. +	151,100
		875,774
	INTERNET - 0.6%
7,025	Wayfair, Inc. * +	276,574

	LODGING - 0.9%
18,714	Hilton Worldwide Holdings, Inc. +	429,112

	MACHINERY-DIVERSIFIED - 1.7%
42,812	Briggs & Stratton Corp. +	798,444

	MEDIA -2.1%
10,015	CBS Corp. +	548,221
1,365	Liberty Global Plc LiLAC * +	37,662
4,079	Walt Disney Co. +	378,776
		964,659
	METAL FABRICATE/HARDWARE - 0.6%
20,400	Mueller Water Products, Inc. +	256,020

	MISCELLANEOUS MANUFACTURING - 1.0%
6,060	Ingersoll-Rand PLC +	411,716

	OIL & GAS SERVICES - 1.0%
4,120	Baker Hughes, Inc. +	207,936
5,850	Halliburton Co. +	262,548
		470,484
	PHARMACEUTICALS - 7.3%
5,140	Allergan plc * +	1,183,793
2,500	Bristol-Myers Squibb Co.	134,800
1,047	Neogen Corp. *	58,569
32,433	Phibro Animal Health Corp.	881,529
20,757	Zoetis, Inc.	1,079,572
		3,338,263
	REAL ESTATE - 0.1%
3,095	Grand City Properties SA	60,520

	RETAIL - 16.8%
13,075	AutoNation, Inc. * +	636,883
795	AutoZone, Inc. * +	610,830
17,910	Bloomin' Brands, Inc. +	308,768
3,986	Casey's General Stores, Inc. +	478,918
1,687	Chipotle Mexican Grill, Inc. * +	714,445
2,523	Costco Wholesale Corp. +	384,783
1,707	Domino's Pizza, Inc. +	259,208
29,838	Habit Restaurants, Inc. * +	417,732
5,396	Home Depot, Inc. +	694,357
8,433	Lithia Motors, Inc. +	805,520
85,340	Luby's, Inc. * +	366,109
6,065	PVH Corp. +	670,183
18,054	Sonic Corp. +	472,654
5,190	Tractor Supply Co. +	349,546
541	Ulta Salon Cosmetics & Fragrance, Inc. * +	128,747
5,550	Wal-Mart Stores, Inc. +	400,266
		7,698,949
	SEMICONDUCTORS - 1.9%
2,335	Broadcom Ltd. +	402,834
4,830	NXP Semiconductors NV * +	492,708
		895,542
	SOFTWARE - 3.3%
13,635	Activision Blizzard, Inc. +	604,030
5,828	Microsoft Corp. +	335,693
12,900	PTC, Inc. * +	571,599
		1,511,322
	STORAGE/WAREHOUSING - 2.0%
48,972	Green Plains Partners LP - MLP +	940,262

	TELECOMMUNICATIONS - 0.9%
2,630	Palo Alto Networks, Inc. * +	419,038

	TEXTILES - 1.1%
2,425	Mohawk Industries, Inc. * +	485,825

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares				Value
	TRANSPORTATION - 3.9%
3,435	FedEx Corp. +			$ 600,026
8,465	Norfolk Southern Corp. +			821,613
1,719	Old Dominion Freight Line, Inc. * +			117,941
2,780	Union Pacific Corp. +			271,133
				1,810,713

	TOTAL COMMON STOCK (Cost - $41,195,201)			42,836,360

		Dividend Rate (%)	Maturity
	PREFERRED STOCK - 0.5%			Value
	PHARMACEUTICALS - 0.5%
255	Allergan plc + (Cost - $252,532)	5.5000	3/1/2018	209,516

	EXCHANGE TRADED FUND- 0.7%
	ASSET ALLOCATION FUND - 0.7%
12,650	ProShares UltraShort Euro + (Cost - $305,663)			300,564

	TOTAL INVESTMENTS - 94.5% (Cost - $41,753,395) (a)			$ 43,346,440
	OTHER ASSETS LESS LIABILITIES - 5.5%			2,548,958
	NET ASSETS - 100.0%			$ 45,895,398

	SECURITIES SOLD SHORT - (50.4) %
	COMMON STOCK - (43.3) %
	AGRICULTURE- (0.7) %
(7,784)	Archer-Daniels-Midland Co.			$ (328,251)

	AIRLINES - (0.4) %
(18,310)	Deutsche Lufthansa AG			(203,813)

	APPAREL - (0.5) %
(4,070)	VF Corp.			(228,124)

	AUTO PARTS & EQUIPMENT - (0.4) %
(1,910)	Autoliv, Inc.			(203,988)

	BANKS - (1.5) %
(7,980)	Canadian Western Bank			(153,316)
(9,700)	Home BancShares, Inc.			(201,857)
(6,750)	Home Capital Group, Inc.			(138,672)
(4,840)	National Bank of Canada			(171,320)
				(665,165)
	BEVERAGES - (1.1) %
(4,080)	Brown-Forman Corp.			(193,555)
(3,373)	Dr Pepper Snapple Group, Inc.			(307,989)
				(501,544)
	BUILDING MATERIALS - (0.4) %
(7,790)	USG Corp. *			(201,372)

	CHEMICALS - (4.4) %
(42,163)	AgroFresh Solutions, Inc. *			(223,042)
(25,948)	American Vanguard Corp.			(416,725)
(7,250)	Axalta Coating Systems Ltd. *			(204,957)
(8,433)	CF Industries Holdings, Inc.			(205,344)
(4,025)	Dow Chemical Co.			(208,616)
(2,785)	LyondellBasell Industries NV			(224,638)
(8,433)	Mosaic Co.			(206,271)
(14,271)	Platform Specialty Products Corp. *			(115,738)
(720)	Sherwin-Williams Co.			(199,195)
				(2,004,526)
	COMMERCIAL SERVICES - (0.9) %
(5,610)	ServiceMaster Global Holdings, Inc. *			(188,945)
(2,600)	United Rentals, Inc. *			(204,074)
				(393,019)
	COMPUTERS - (1.3) %
(3,355)	Cognizant Technology Solutions Corp. *			(160,067)
(2,220)	EPAM Systems, Inc. *			(153,868)
(1,875)	International Business Machines Corp.			(297,844)
				(611,779)
	DISTRIBUTION/WHOLESALE - (0.2) %
(2,330)	Fastenal Co.			(97,347)

	DIVERSIFIED FINANCIAL SERVICES - (1.2) %
(2,000)	Ameriprise Financial Inc			(199,540)
(9,880)	Franklin Resources Inc			(351,432)
				(550,972)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	ELECTRIC - (2.2) %
(3,850)	Ameren Corp.	$ (189,343)
(3,980)	Consolidated Edison, Inc.	(299,694)
(4,350)	Eversource Energy	(235,683)
(9,900)	Great Plains Energy, Inc.	(270,171)
		(994,891)
	ELECTRONICS - (0.8) %
(1,340)	Honeywell International, Inc.	(156,231)
(5,800)	Sensata Technologies Holding NV *	(224,924)
		(381,155)
	FOOD - (6.3) %
(21,387)	Amira Nature Foods Ltd. *	(177,512)
(19,460)	Amplify Snack Brands, Inc. *	(315,252)
(17,514)	Dean Foods Co.	(287,230)
(25,162)	Flowers Foods, Inc.	(380,449)
(4,679)	General Mills, Inc.	(298,895)
(7,950)	Hormel Foods Corp.	(301,544)
(4,541)	John B Sanfilippo & Son, Inc.	(233,090)
(3,892)	Sanderson Farms, Inc.	(374,916)
(3,503)	TreeHouse Foods, Inc. *	(305,426)
(7,300)	Whole Foods Market, Inc.	(206,955)
		(2,881,269)
	HEALTHCARE-PRODUCTS - (1.2) %
(800)	ABIOMED, Inc. *	(102,864)
(5,950)	Halyard Health, Inc. *	(206,227)
(4,200)	LivaNova PLC *	(252,462)
		(561,553)
	HOME FURNISHINGS - (0.5) %
(1,360)	Whirlpool Corp.	(220,538)

	HOUSEHOLD PRODUCTS/WARES - (0.9) %
(3,850)	Church & Dwight Co., Inc.	(184,492)
(1,885)	Clorox Co.	(235,964)
		(420,456)
	INSURANCE - (0.4) %
(5,650)	Unum Group	(199,501)

	LEISURE TIME - (1.4) %
(20,757)	Fox Factory Holding Corp. *	(476,788)
(4,541)	Vista Outdoor, Inc. *	(181,004)
		(657,792)
	MACHINERY-DIVERSIFIED - (2.7) %
(6,487)	AGCO Corp.	(319,939)
(44,109)	CNH Industrial NV	(318,467)
(1,635)	Cummins, Inc.	(209,525)
(4,541)	Deere & Co.	(387,574)
		(1,235,505)
	MEDIA - (1.0) %
(3,540)	Sinclair Broadcast Group, Inc.	(102,235)
(3,655)	Walt Disney Co.	(339,403)
		(441,638)
	PHARMACEUTICALS - (1.5) %
(1,050)	Perrigo Co PLC	(96,947)
(1,563)	Roche Holding AG	(388,573)
(2,662)	UCB SA	(205,909)
		(691,429)
	RETAIL - (8.8) %
(9,290)	American Eagle Outfitters, Inc.	(165,919)
(5,200)	Big Lots, Inc.	(248,300)
(7,784)	Bob Evans Farms, Inc.	(298,127)
(7,784)	Bojangles', Inc. *	(124,233)
(3,892)	Brinker International, Inc.	(196,274)
(1,050)	Costco Wholesale Corp.	(160,136)
(1,297)	Cracker Barrel Old Country Store, Inc.	(171,489)
(5,570)	Darden Restaurants, Inc.	(341,552)
(22,703)	Del Frisco's Restaurant Group, Inc. *	(305,809)
(28,541)	Del Taco Restaurants, Inc. *	(340,209)
(11,029)	Fiesta Restaurant Group, Inc. *	(264,696)
(3,892)	Jack in the Box, Inc.	(373,398)
(13,650)	Kate Spade & Co. *	(233,825)
(2,336)	McDonald's Corp	(269,481)
(1,400)	MSC Industrial Direct Co Inc	(102,774)
(24,650)	Noodles & Co. *	(117,334)
(4,740)	Target Corp.	(325,543)
		(4,039,099)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares			Value
	SEMICONDUCTORS - (0.6) %
(8,310)	Applied Materials, Inc.		$ (250,546)

	SOFTWARE - (0.2) %
(3,180)	SS&C Technologies Holdings, Inc.		(102,237)

	TRANSPORTATION - (1.2) %
(39,050)	Royal Mail PLC		(248,304)
(2,910)	Union Pacific Corp.		(283,812)
			(532,116)
	TRUCKING & LEASING - (0.6) %
(5,700)	GATX Corp.		(253,935)

	TOTAL COMMON STOCK (Proceeds - $20,463,130)		(19,853,560)

	EXCHANGE TRADED FUNDS - (7.1) %
	EQUITY FUND - (7.1) %
(15,100)	SPDR S&P500 ETF Trust (Proceeds - $3,268,691)		(3,266,130)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $23,731,821) (a)		$ (23,119,690)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of September 30, 2016.
(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes
	(excluding securities sold short ) is $44,530,392 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,992,694
		Unrealized Depreciation:	(4,176,646)
		Net Unrealized Depreciation:	$ (1,183,952)

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Principal Amount ($)		Yield (%)	Maturity	Value
	BONDS & NOTES - 84.2%
	AGRICULTURE - 2.7%
300,000	Lansing Trade Group LLC / Lansing Finance Co., Inc. (b)	9.2500	2/15/2019	$ 297,000
1,000,000	Vector Group Ltd.	7.7500	2/15/2021	1,054,700
				1,351,700
	BANKS - 0.4%
200,000	BANCO BILBAO VIZCAYA (c)	9.0000	5/29/2049	205,260

	CHEMICALS - 10.0%
750,000	Cornerstone Chemical Co. (a,b)	9.3750	3/15/2018	746,250
500,000	Cornerstone Chemical Co. (a)	9.3750	3/15/2018	497,500
1,628,935	HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp. (a,b,c,d)	10.5000	9/15/2018	1,498,620
2,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. (b)	10.5000	4/15/2023	2,270,000
				5,012,370
	COMMERCIAL SERVICES - 2.8%
1,500,000	Garda World Security Corp. (b)	7.2500	11/15/2021	1,417,500

	COMPUTERS - 4.2%
2,046,000	Harland Clarke Holdings Corp. (b)	9.7500	8/1/2018	2,102,265

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
250,000	Double Eagle Acq Sub, Inc. (b)	7.5000	10/1/2024	255,313

	ELECTRONICS - 4.5%
2,250,000	Interface Master Holdings, Inc. (b,d)	12.5000	8/1/2018	2,261,250

	ENGINEERING & CONSTRUCTION - 3.3%
1,650,000	Michael Baker International LLC / CDL Acquisition Co., Inc. (b)	8.2500	10/15/2018	1,654,125

	ENTERTAINMENT - 3.5%
1,650,000	Greektown Holdings LLC / Greektown Mothership Corp. (b)	8.8750	3/15/2019	1,744,875

	HEALTHCARE - SERVICES - 9.1%
2,100,000	Covenant Surgical Partners, Inc. (a,b)	8.7500	8/1/2019	2,126,250
500,000	inVentiv Health, Inc. (a,b)	9.0000	1/15/2018	513,438
1,875,000	inVentiv Health, Inc.	10.0000	8/15/2018	1,931,250
				4,570,938
	HOLDING COMPANIES DIVERSIFIED - 3.4%
1,650,000	HRG Group, Inc.	7.7500	1/15/2022	1,709,812

	IRON / STEEL - 3.4%
1,750,000	Cliffs Natural Resources (b)	8.0000	9/30/2020	1,715,000

	LODGING - 3.7%
2,000,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. (b)	9.2500	2/1/2020	1,845,000

	MEDIA - 6.1%
1,500,000	Altice Financing SA (b)	6.2500	2/15/2023	1,539,375
1,500,000	Numericable SFR SAS (b)	6.0000	5/15/2022	1,530,000
				3,069,375
	MINING - 3.3%
1,750,000	International Wire Group (b)	10.7500	8/1/2021	1,666,875

	OIL & GAS - 4.6%
1,705,000	Comstock Resources, Inc.	10.0000	3/15/2020	1,577,125
750,000	Halcon Resources Corp. (b)	8.6250	2/1/2020	753,750
				2,330,875
	PACKAGING & CONTAINERS - 3.8%
1,866,000	Coveris Holding Corp. (a,b)	7.8750	11/1/2019	1,907,985

	PHARMACEUTICALS - 3.3%
1,750,000	Valeant Pharmaceuticals International, Inc. (b)	6.3750	10/15/2020	1,640,625

	RETAIL - 1.5%
750,000	Landry's Holdings II, Inc. (b)	6.7500	10/15/2024	763,125

	TELECOMMUNICATIONS - 3.9%
2,000,000	H2C Holdings, Inc. (b)	11.0000	12/1/2019	1,960,000

	TRANSPORTATION - 6.2%
1,000,000	CEVA Group PLC (a,b)	7.0000	3/1/2021	810,000
2,206,000	Overseas Shipholding Group, Inc. (a)	8.1250	3/30/2018	2,321,815
				3,131,815

	TOTAL BONDS & NOTES (Cost - $41,625,744)			42,316,083

	CONVERTIBLE BONDS - 13.0%
	INSURANCE - 4.2%
1,000,000	Amtrust Financial Services	2.7500	12/15/2044	862,500
1,000,000	MGIC Investment Corp. (a,b)	9.0000	4/1/2063	1,235,625
				2,098,125

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Principal Amount ($)			Yield (%)	Maturity	Value
		SEMICONDUCTORS - 2.4%
1,000,000		NXP Semiconductors NV (a)	1.0000	12/1/2019	$ 1,177,500

		SOFTWARE - 1.8%
750,000		Salesforce.com, Inc.	0.2500	4/1/2018	896,719

		TELECOMMUNICATIONS - 4.6%
1,500,000		Clearwire Communications LLC / Clearwire Finance, Inc. (b)	8.2500	12/1/2040	1,558,125
500,000		Palo Alto Networks, Inc. (a) ^	0.0000	7/1/2019	762,187
					2,320,312

		TOTAL CONVERTIBLE BONDS (Cost - $6,297,711)			6,492,656

		BANK LOANS - 11.1%
		INTERNET - 11.1%
1,650,000		Active Network, Inc. (c)	9.5000	11/15/2021	1,629,375
2,000,000		iParadigms Holdings LLC (c)	8.2500	7/29/2022	1,965,000
1,855,844		Manwin Licensing Intl SARL (c)	14.0000	10/18/2018	1,995,033
		TOTAL BANK LOANS (Cost - $5,573,999)			5,589,408
Shares
		COMMON STOCK - 0.0%
		OIL & GAS - 0.0%			860
92		Halcon Resources Corp. * (Cost - $62,537)

		PREFERRED STOCKS - 3.7%	Dividend ( %)
		ELECTRIC - 0.8%
5,000		Dynergy, Inc. (a)	7.0000	7/1/2019	405,000

		PHARMACEUTICALS - 2.9%
1,750		Allergan PLC	5.5000	3/1/2018	1,437,852

		TOTAL PREFERRED STOCK (Cost - $2,191,852)			1,842,852

		WARRENTS - 0.1%
		OIL & GAS - 0.1%
4,689		Comstock Resources, Inc. (Cost - $0)			35,824
Number of
Contracts **				Expiration
		OPTIONS PURCHASED - 0.1% *
		PUT OPTIONS PURCHASED - 0.1%
350		PowerShares QQQ Trust Series 1 @ $113.00 (Cost - $41,055)		Nov-16	35,000

		TOTAL INVESTMENTS - 112.2% (Cost - $55,792,898) (e)			$ 56,312,683
		LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2) %			(6,105,374)
		NET ASSETS - 100.0%			$ 50,207,309
Shares
		SECURITIES SOLD SHORT - (2.5) %
		COMMON STOCKS - (2.5) %
		ELECTRIC - (0.4) %
(16,000)		Dynergy, Inc.			$ (198,240)

		OIL & GAS - 0.0%
(56)		Halcon Resources Corp.			(522)

		PHARMACEUTICALS - (0.7) %
(1,500)		Allergan PLC			(345,465)

		SEMICONDUCTORS - (0.3) %
(1,500)		NXP Semiconductors NV			(153,015)

		SOFTWARE - (0.4) %
(3,100)		Salesforce.com, Inc.			(221,123)

		TELECOMMUNICATIONS - (0.7) %
(2,100)		Palo Alto Networks, Inc.			(334,593)

		TOTAL SECURITIES SOLD SHORT (Proceeds - $1,384,154)			$ (1,252,958)

	^	Zero coupon security. The rate shown is the effective rate at purchase.
	*	Non income producing.
	**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
	(a)	All or part of the security was held as collateral for securities sold short as of September 30, 2016. These securities amounted to $14,002,170.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions.
		exempt from qualified institutional buyers. At September 30, 2016, these securities amounted to $35,812,370 or 71.3 % of net assets.
	(c)	Variable rate security - interest rate subject to period change. The rate shown is the effective rate as of September 30, 2016.
	(d)	Paid in kind.
	(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding securities sold short) is $56,032,668 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		$ 1,358,057
			Unrealized Depreciation:		(1,078,042)
			Net Unrealized Appreciation:		$ 280,015

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

OPEN OTC CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED
Reference Entity	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
ARROW ELECTRONICS	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	985,170	21,770	$ (37,544)
BANCO SANTANDER SA	JP Morgan	(1.00%)	12/20/2020	1,109,500.00	1,008,076	32,395	(28,024)
CA Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	986,184	6,828	(21,644)
CA Inc.	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	980,482	(333)	(19,518)
Campbell Soup	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	984,831	(18,992)	2,851
Campbell Soup	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	978,370	(16,281)	(7,044)
Campbell Soup	JP Morgan	(1.00%)	9/20/2020	1,000,000.00	973,405	(20,422)	(6,840)
Cardinal Health	JP Morgan	(1.00%)	6/20/2021	5,000,000.00	4,806,032	(181,443)	(33,012)
COMMERZBANK AG	JP Morgan	(1.00%)	12/20/2020	1,109,500.00	1,006,041	20,163	(13,438)
Computer Science	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	984,867	25,547	(41,624)
Computer Science	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	870,596	(213,549)	76,505
Eastman Chemical	JP Morgan	(1.00%)	3/20/2020	1,000,000.00	986,094	(8,053)	(7,103)
Eastman Chemical	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	986,889	(4,902)	(9,153)
Hasbro Inc	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	983,297	(4,839)	(12,809)
Hasbro Inc	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	983,297	(5,840)	(11,836)
Kohl's Corp	JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,496,291	20,778	(25,946)
Macy's	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	1,000,960	(11,157)	11,784
Macy's	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	991,466	(1,480)	(7,054)
New York Times	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	977,616	31,552	(55,408)
New York Times	JP Morgan	(1.00%)	3/20/2020	1,000,000.00	977,542	24,716	(48,424)
Packaging Corp	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	985,237	11,221	(26,956)
Pitney Bowes	JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,489,421	(4,779)	(6,925)
Quest Diagnostic	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	984,704	9,801	(26,041)
Quest Diagnostic	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	978,537	11,308	(34,299)
Tyson Foods Inc	JP Morgan	(1.00%)	6/20/2019	500,000.00	489,390	(986)	(10,610)
Western Union	JP Morgan	(1.00%)	3/20/2019	500,000.00	492,274	18,562	(27,330)
Western Union	JP Morgan	(1.00%)	6/20/2018	500,000.00	493,478	13,748	(21,284)

	NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS						$ (448,723)

OPEN CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES
	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid (Received)	Unrealized Depreciation
Protection Purchased:
CDX.NA.IG.25 5-Year Index	JP Morgan	(1.00)%	12/20/2020	2,000,000	1,973,986	15,410	$ (44,202)
CDX.NA.IG.25 5-Year Index	JP Morgan	(1.00)%	12/20/2020	3,000,000	2,960,979	(15,279)	(30,575)

NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS ON CREDIT INDICES							$ (74,777)

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	INVESTMENTS- 126.8%
	COMMON STOCK - 126.8%
	AGRICULTURE - 5.3%
868,602	Cadiz, Inc. * +	$ 6,362,241

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
117,399	NorthStar Asset Management Group, Inc.	1,517,969

	ELECTRIC- 5.0%
171,000	Brookfield Infrastructure Partners LP	5,923,440

	ENGINEERING & CONSTRUCTION - 5.8%
13,818,500	13 Holdings Ltd. *	4,774,861
19,000	SBA Communications Corp. - Class A * +	2,131,040
		6,905,901
	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc. +	156,880

	LODGING - 5.9%
50	Las Vegas Sands Corp. +	2,877
271,446	MGM Resorts International * +	7,065,739
		7,068,616
	REITS-APARTMENTS - 4.8%
25,500	Essex Propery Trust, Inc. +	5,678,850

	REITS-DIVERSIFIED - 28.5%
61,400	American Tower Corp. +	6,958,462
40,000	CoreSite Realty Corp.	2,961,600
62,700	Crown Castle International Corp. +	5,906,967
16,614	Equinox, Inc.	5,985,194
585,000	New Residential Investment Corp. +	8,078,850
310,000	NorthStar Realty Finance Corp.	4,082,700
		33,973,773
	REITS-HEALTH CARE - 5.9%
144,000	Healthcare Trust of America, Inc. - Class A +	4,697,280
64,800	Omega Healthcare Investors, Inc. +	2,297,160
		6,994,440
	REITS-MANUFACTURED HOMES - 7.4%
24,456	Equity Lifestyle Properties, Inc.	1,887,514
89,100	Sun Communities, Inc. +	6,992,568
		8,880,082
	REITS-MORTGAGE - 6.8%
1,781,939	Newcastle Investment Corp. +	8,072,184

	REITS-OFFICE PROPERTY - 11.7%
66,700	Alexandria Real Estate Equities, Inc. +	7,254,959
14,250	Boston Properties, Inc.	1,942,132
144,892	Hudson Pacific Properties, Inc. +	4,762,600
		13,959,691
	REITS-REGIONAL MALLS - 5.1%
15,000	Simon Property Group, Inc. +	3,105,150
40,600	Taubman Centers, Inc. +	3,021,046
		6,126,196
	REITS-SHOPPING CENTERS - 8.8%
111,000	Acadia Realty Trust +	4,022,640
32,700	Federal Realty Investment Trust +	5,033,511
65,000	Retail Opportunity Investments Corp.	1,427,400
		10,483,551
	REITS-STORAGE - 12.6%
167,300	CubeSmart	4,560,598
65,400	Extra Space Storage, Inc.	5,193,414
250,428	National Storage Affiliates Trust +	5,243,962
		14,997,974
	REITS-WAREHOUSE - 11.8%
144,705	CyrusOne, Inc.	6,883,617
137,000	QTS Realty Trust, Inc. +	7,240,450
		14,124,067

	TOTAL COMMON STOCK (Cost - $132,753,387)	151,225,855

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares			Value
	TOTAL INVESTMENTS - 126.8% (Cost - $132,753,387) (a)		$ 151,225,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8) %		(31,937,195)
	NET ASSETS - 100.0%		$ 119,288,660

	SECURITIES SOLD SHORT - (25.7) %
	COMMON STOCK - (15.1) %
	REITS-DIVERSIFIED - (7.4) %
(128,232)	Cousins Properties, Inc.		$ (1,338,742)
(43,000)	Duke Realty Corp.		(1,175,190)
(174,805)	Tier REIT, Inc.		(2,698,989)
(262,070)	Whitestone REIT		(3,637,532)
			(8,850,453)
	REITS -OFFICE PROPERTY - (3.7) %
(50,000)	Government Properties Income Trust		(1,131,000)
(88,134)	Mack-Cali Realty Corp.		(2,399,007)
(50,000)	Parkway Properties, Inc.		(850,500)
			(4,380,507)
	REITS - STORAGE - (1.0)
(32,000)	Iron Mountain, Inc.		(1,200,960)

	REITS - WAREHOUSE - (3.0) %
(25,000)	DCT Industrial Trust, Inc.		(1,213,750)
(16,000)	EastGroup Properties, Inc.		(1,176,960)
(82,000)	Monmouth Real Estate Investment Corp.		(1,170,140)
			(3,560,850)

	TOTAL COMMON STOCK (Proceeds - $16,268,786)		(17,992,770)

	EXCHANGE TRADED FUNDS - (10.6) %
	DEBT FUNDS - (10.6) %
(70,900)	iShares 20+ Year Treasury Bond ETF		(9,749,459)
(24,000)	iShares iBoxx $ Investment Grade Corporate Bond ETF		(2,956,320)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $11,596,532)		(12,705,779)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $27,865,318) (a)		$ (30,698,549)

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of September 30, 2016. These securities amounted to $104,085,416.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $133,512,095 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 20,529,631
		Unrealized Depreciation:	(2,815,871)
	Net Unrealized Appreciation:		$ 17,713,760

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares						Value
	MUTUAL FUNDS - 98.6%
	ASSET ALLOCATION FUNDS - 28.9%
221,958	Altegris Futures Evolution Strategy Fund (a)					$ 2,352,756
348,515	Altegris Managed Futures Strategy Fund (a)					3,307,405
						5,660,161
	DEBT FUND - 25.8%
491,406	Altegris Fixed Income Long Short Fund (a)					5,061,951

	EQUITY FUND - 43.9%
835,814	Altegris Equity Long Short Fund (a)					8,600,522

	TOTAL MUTUAL FUNDS (Cost - $19,654,983)					19,322,634

	TOTAL INVESTMENTS - 98.6% (Cost - $19,654,983) (b)					$ 19,322,634
	OTHER ASSETS LESS LIABILITIES - 1.4%					265,248
	NET ASSETS - 100.0%					$ 19,587,882

(a)	I-class Shares of affiliated investment companies.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,742,698 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:				$ 37,500
		Unrealized Depreciation:				(457,564)
		Net Unrealized Depreciation:				$ (420,064)

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as "affiliated". Transactions in affiliates for the period ended September 30, 2016 were as follows:

						Value of
	Beginning			Ending	Dividend	affiliates at
	Shares	Additions	Reductions	Shares	Income	September 30, 2016
Altegris Futures Evolution Strategy Fund	644,786	72,279	(495,107)	221,958	53,526	2,352,756
Altegris Macro Strategy Fund	324,313	225,958	(550,271)	-	-	-
Altegris Managed Futures Strategy Fund	254,032	378,248	(283,765)	348,515	-	3,307,405
Altegris Fixed Income Long Short Fund	1,184,659	198,602	(891,855)	491,406	322,449	5,061,951
Altegris Equity Long Short Fund	1,900,910	288,706	(1,353,802)	835,814	-	8,600,522
Altegris/AACA Real Estate Long Short Fund	97,400	17,958	(115,358)	-	-	-

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2016

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The value of the credit default swap agreements entered by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Each Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2016 for each Fund’s assets and liabilities measured at fair value:

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2016

Equity Long Short Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 42,836,360	$ -	$ -	$ 42,836,360
Preferred Stock	209,516	-	-	209,516
Exchange Traded Fund	300,564	-	-	300,564
Total Investments:	$ 43,346,440	$ -	$ -	$ 43,346,440

Liabilities
Securities Sold Short
Common Stock *	$ (19,853,560)	$ -	$ -	$ (19,853,560)
Exchange Traded funds	(3,266,130)	-	-	(3,266,130)
Derivatives
Forward currency exchange contracts		(9,984)	-	(9,984)
Total Liabilities:	$ (23,119,690)	$ (9,984)	$ -	$ (23,129,674)

Fixed Income Long Short

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$ -	$ 42,316,083	$ -	$ 42,316,083
Convertible Bonds	-	6,492,656	-	6,492,656
Bank Loans	-	5,589,408	-	5,589,408
Common Stock	860	-	-	860
Preferred Stock	1,842,852	-	-	1,842,852
Warrant	-	35,824	-	35,824
Total Investments	$ 1,843,712	$ 54,433,971	$ -	$ 56,277,683
Derivatives
Purchased Options	35,000	-	-	35,000
Credit Default Swaps	$ -	$ 91,140	$ -	$ 91,140
Total Assets	$ 1,878,712	$ 54,525,111	$ -	$ 56,403,823

Liabilities
Securities Sold Short *
Common Stock	$ (1,252,958)	$ -	$ -	$ (1,252,958)
Derivatives
Credit Default Swaps	-	(539,863)	-	(539,863)
Credit Default Swaps on Credit Indices	-	(74,777)	-	(74,777)
Total Liabilities	$ (1,252,958)	$ (614,640)	$ -	$ (1,867,598)

Real Estate Long Short Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 151,225,855	$ -	$ -	$ 151,225,855
Liabilities
Securities Sold Short
Common Stock *	$ (17,992,770)	$ -	$ -	$ (17,992,770)
Exchange Traded Funds	(12,705,779)	-	-	(12,705,779)
Total Liabilities	$ (30,698,549)	$ -	$ -	$ (30,698,549)

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2016

Multi-Strategy Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Affiliated investments *
Mutual Funds	$ 19,322,634	$ -	$ -	$ 19,322,634

* See each Fund’s Schedule of Investments for breakdown by industry.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. Each Fund are exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts if the Fund is not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the each Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. A Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. Each Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: Each Fund may invest in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, a Fund exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of that Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that a Fund's counterparties might default on their obligation to pay or perform generally on their obligations.

Swap Contracts – Each Fund are subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions, such as total return swaps and portfolio swaps for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Interest Rate Swaps - Each Fund may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or "swapped" between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as unamortized upfront payments on credit default swaps. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on swaps in the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund collateralized swap agreements with cash and certain securities if indicated on the Schedule of Investments of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2016

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Fund’s entry into reverse repurchase agreements involves the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if they are unable to recover the securities and the value of the collateral held by the Funds, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities the Funds have sold but are obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Funds are required to repurchase them. Reverse repurchase agreements can be viewed as constituting a form of borrowing or of a financing transaction by the Funds (i.e., a “senior security”), but to the extent the Funds cover their commitments under such transactions by the segregation or “earmarking” of assets (determined in accordance with procedures adopted by the Trustees), equal in value to the amount of a Fund’s commitment, such a transaction will not be considered a “senior security” by that Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

For the period January 1, 2016 to September 30, 2016, Fixed Income Long Short held reverse repurchase agreements. The weighted average daily balance of reverse repurchase agreements outstanding during the period was approximately $10,698,341 at a weighted average interest rate of 1.34%. The repo was outstanding for 85 days. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $15,346,000 between January 13th, and February 2nd, 2016 which was 6.1% of total assets. Fixed Income Long Short holds no reverse repurchase agreements at September 30, 2016.

Reverse Repurchase Agreements	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Asset-Backed Securities	$ -	$ (2,590,000.00)	$ -	$ -	$ -

Futures Contracts – Each Fund are subject to commodity risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. Each Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Volume -The notional value of the derivative instruments outstanding as of September 30, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The number of option contracts written and the premiums received by each Fund for the quarter ended September 30, 2016 were as follows:

Real Estate Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	900	$ 122,897	-	$ -
Options closed	(900)	(122,897)	-	-
Options outstanding, end of period	-	-	-	$ -

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favourable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Each Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, a Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, a Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract increases between those dates. A Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. A Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

As of September 30, 2016, the following forward currency exchange contracts were open:

Equity Long Short

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Euro	12/21/2016	J.P. Morgan	78,044	$ 88,113	$ 88,063	$ (50)
Swiss Franc	12/21/2016	J.P. Morgan	131,498	136,405	136,357	(48)
				$ 224,518	$ 224,420	$ (98)

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Sell:
Euro	12/21/2016	J.P. Morgan	378,091	$ 424,010	$ 426,627	$ (2,617)
Swiss Franc	12/21/2016	J.P. Morgan	680,000	697,863	705,132	(7,269)
				$ 1,121,873	$ 1,131,759	$ (9,886)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President/Principal Executive Officer

Date 11/16/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President/Principal Executive Officer

Date 11/16/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/16/16